Redeemable Noncontrolling Interests (Changes in Redeemable Noncontrolling Interests) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Statement of Stockholders' Equity [Abstract]
Beginning Balance	¥ 3,432	¥ 2,645	¥ 945
Contribution to subsidiary	45,708	0	0
Transaction with noncontrolling interests	2,108	1,963	2,122
Adjustment of redeemable noncontrolling interests to redemption value	0	0	0
Comprehensive income (loss)
Net Income (loss)	(758)	394	137
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	(12)	0	10
Net change of foreign currency translation adjustments	3,543	(50)	203
Total other comprehensive income (loss)	3,531	(50)	213
Comprehensive income (loss)	2,773	344	350
Dividends	(3,278)	(1,520)	(772)
Ending Balance	¥ 50,743	¥ 3,432	¥ 2,645